Available-For-Sale Securities	12 Months Ended
Sep. 30, 2015
Investments, Debt and Equity Securities [Abstract]
Available-For-Sale Securities

Note 5 — Available-For-Sale Securities

Available-for-sale securities consist of the following interest-bearing investments:

	As of September 30, 2015
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Money market funds	$470,286	$—	$—	$470,286
U.S. government treasuries	117,235	217	—	117,452
Corporate bonds	101,613	123	133	101,603
U.S. agency securities	45,105	76	—	45,181
Asset backed obligations	29,195	20	—	29,215
Commercial paper and certificates of deposit	27,502	—	—	27,502
Supranational and sovereign debt	10,423	20	—	10,443

Total(1)	$801,359	$456	$133	$801,682

(1)	Available-for-sale securities with maturities longer than 90 days from the date of acquisition were classified as short term interest-bearing investments and available-for-sale securities with maturities of 90 days or less from the date of acquisition were included in cash and cash equivalents on the Company’s balance sheet. As of September 30, 2015, $318,439 of securities were classified as short term interest-bearing investments and $483,243 of securities were classified as cash and cash equivalents.

	As of September 30, 2014
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Money market funds	$649,745	$—	$—	$649,745
U.S. government treasuries	118,652	88	32	118,708
Corporate bonds	102,387	152	119	102,420
U.S. agency securities	41,658	—	9	41,649
Asset backed obligations	29,160	—	65	29,095
Commercial paper and certificates of deposit	28,509	—	—	28,509
Supranational and sovereign debt	5,804	—	5	5,799
Government-guaranteed debt	1,185	2	—	1,187
Mortgages	569	—	42	527

Total(2)	$977,669	$242	$272	$977,639

(2)	As of September 30, 2014, $321,196 of securities were classified as short term interest-bearing investments and $656,443 of securities were classified as cash and cash equivalents.

As of September 30, 2015, the unrealized losses attributable to the Company’s available-for-sale securities were primarily due to credit spreads and interest rate movements. The Company assessed whether such unrealized losses for the investments in its portfolio were other-than-temporary. Based on this assessment, the Company recognized immaterial credit losses in fiscal 2015, 2014 and 2013.

As of September 30, 2015, the Company’s available-for-sale securities had the following maturity dates:

Market Value
Due within one year	$596,762
1 to 2 years	118,196
2 to 3 years	67,140
3 to 4 years	13,209
Thereafter	6,375

$801,682